Concentrations - Schedule of Revenue Derived from Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenue, Major Customer [Line Items]
Revenue	$ 167,786	$ 167,637	$ 332,710	$ 321,069
COSCON [Member]
Revenue, Major Customer [Line Items]
Revenue	74,671	72,584	149,268	129,786
CSCL Asia [Member]
Revenue, Major Customer [Line Items]
Revenue	34,645	38,877	69,242	78,678
K-Line [Member]
Revenue, Major Customer [Line Items]
Revenue	18,984	18,983	37,762	37,969
HL USA [Member]
Revenue, Major Customer [Line Items]
Revenue	14,739	14,697	29,319	29,176
Other [Member]
Revenue, Major Customer [Line Items]
Revenue	$ 24,747	$ 22,496	$ 47,119	$ 45,460